Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Equity Method Investments [Roll Forward]
Equity method investments at January 1			$ 148,534	$ 150,209	$ 150,209
Share of results	$ 5,993	$ 6,757	11,296	$ 13,260	25,794
Distributions received from equity method investments			(16,934)		(27,469)
Capital contributions to equity investments			9,000		0
Total equity method investments	$ 151,896		$ 151,896		$ 148,534